Income taxes - Differences between income tax expense (benefit) in Puerto Rico (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount
Adjustments in net deferred tax due to change in tax law	$ 0	$ 0	$ 27,686
Income tax expense	111,938	147,181	119,579
PUERTO RICO
Amount
Computed income tax at statutory rates	231,960	306,869	287,717
Benefit of net tax exempt interest income	(126,232)	(145,597)	(97,199)
Effect of income subject to preferential tax rate	(10,141)	(9,562)	(111,738)
Deferred tax asset valuation allowance	15,276	16,992	27,336
Difference in tax rates due to multiple jurisdictions	(1,903)	(12,888)	(16,324)
Adjustments in net deferred tax due to change in tax law	0	(6,559)	27,686
Unrecognized tax benefits	(2,163)	0	(1,621)
State and local taxes	4,350	4,749	8,772
Other	791	(6,823)	(5,050)
Income tax expense	$ 111,938	$ 147,181	$ 119,579
% of pre-tax income
Computed income tax at statutory rates	38.00%	37.50%	39.00%
Benefit of net tax exempt interest income	(20.00%)	(18.00%)	(13.00%)
Effect of income subject to preferential tax rate	(2.00%)	(1.00%)	(15.00%)
Deferred tax asset valuation allowance	2.00%	2.00%	4.00%
Difference in tax rates due to multiple jurisdictions	0.00%	(2.00%)	(3.00%)
Adjustments in net deferred tax due to change in tax law	0.00%	(1.00%)	4.00%
Unrecognized tax benefits	0.00%	0.00%	0.00%
State and local taxes	0.00%	1.00%	1.00%
Others	0.00%	(1.00%)	(1.00%)
Income tax expense	18.00%	18.00%	16.00%